UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	 Opus Capital Management, Inc.
Address: 1 W 4th Street
	 Suite 415
	 Cincinnati, OH  45202
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Joseph P. Condren
Title:	Chief Compliance Officer
Phone:	513-621-6787
Signature,	Place,	and Date of Signing:
Joseph P. Condren	Cincinnati, OH	May 27, 2005

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: N/A

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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	61
Form 13F Information Table Value Total:	$242,565
					(in thousands)
List of Other Included Managers:	NONE

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FORM 13F INFORMATION TABLE

 	 	 				VALUE	SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		(X$1000)PRN AMT	PRN	CALL	DSCRETN	MANAGERSSOLE	SHARED	NONE


ACE CASH EXPRESS	COM	004403101	3,587	120951	SH	 	SOLE	 	22041	 	98910
AFFIL MANAGERS GRP	COM	008252108	3,279	48401	SH	 	SOLE	 	8831	 	39570
AGRIUM INCORP		COM	008916108	3,603	213827	SH	 	SOLE	 	38908	 	174919
AM CAP STRATEGIES	COM	024937104	3,555	106592	SH	 	SOLE	 	19391	 	87201
ANNALY MORTGAGE		COM	035710409	3,116	158830	SH	 	SOLE	 	29030	 	129800
ARCH CAPITAL GRP	COM	G0450A105	2,949	76205	SH	 	SOLE	 	13918	 	62287
ASSET ACCEPTANCE	COM	04543P100	2,028	95191	SH	 	SOLE	 	17325	 	77866
ASTA FUNDING INC.	COM	046220109	2,472	92100	SH	 	SOLE	 	16638	 	75462
BARNES & NOBLE INC.	COM	067774109	3,077	95358	SH	 	SOLE	 	17383	 	77975
BJ'S WHOLESALE		COM	05548J106	4,016	137857	SH	 	SOLE	 	25118	 	112739
BLACK AND DECKER	COM	091797100	5,113	57883	SH	 	SOLE	 	10520	 	47363
BLUEGREEN CORP		COM	096231105	3,168	159776	SH	 	SOLE	 	33156	 	126620
BORG WARNER AUTO	COM	099724106	4,015	74114	SH	 	SOLE	 	13378	 	60736
BRADLEY PHARM		COM	104576103	3,594	185247	SH	 	SOLE	 	33765	 	151482
C B R L GROUP INC.	COM	12489V106	3,452	82496	SH	 	SOLE	 	14996	 	67500
CASH AM INTL		COM	14754D100	4,190	140937	SH	 	SOLE	 	25702	 	115235
CEC ENTERTAINMENT	COM	125137109	3,915	97937	SH	 	SOLE	 	17831	 	80106
COMTECH TELCOM		COM	205826209	3,254	86518	SH	 	SOLE	 	15678	 	70840
COVENTRY HLTH CR	COM	222862104	6,924	130445	SH	 	SOLE	 	23801	 	106644
CP SHIPS		COM	22409V102	2,610	181886	SH	 	SOLE	 	33119	 	148767
D R HORTON INC.		COM	23331A109	8,570	212610	SH	 	SOLE	 	38900	 	173710
DIRECT GENERAL		COM	25456W204	3,375	105153	SH	 	SOLE	 	19193	 	85960
DORAL FINANCIAL		COM	25811P100	4,305	87421	SH	 	SOLE	 	16085	 	71336
EDGE PETROLEUM		COM	279862106	2,947	202093	SH	 	SOLE	 	37073	 	165020
ELKCORP			COM	287456107	3,894	113784	SH	 	SOLE	 	20812	 	92972
EXPRESSJET HLDGS	COM	30218U108	2,872	222994	SH	 	SOLE	 	40752	 	182242
GAMESTOP CORP		COM	36466R200	907	40467	SH	 	SOLE	 	7336	 	33131
GEVITY HR INC		COM	374393106	4,153	202010	SH	 	SOLE	 	36843	 	165167
GLOBAL IMAGING SYS	COM	37934A100	2,057	52069	SH	 	SOLE	 	9480	 	42589
HCC INSURANCE HLDG	COM	404132102	3,014	90995	SH	 	SOLE	 	16516	 	74479
HELEN OF TROY		COM	G4388N106	7,087	210864	SH	 	SOLE	 	38176	 	172688
HOVNANIAN ENT.		COM	442487203	4,909	99125	SH	 	SOLE	 	18036	 	81089
HUMANA INC		COM	444859102	2,570	86549	SH	 	SOLE	 	15783	 	70766
INTRAWEST CORP		COM	460915200	4,152	180604	SH	 	SOLE	 	32916	 	147688
KINDRED HLTHCRE INC	COM	494580103	3,819	127500	SH	 	SOLE	 	23240	 	104260
LANDRY'S REST		COM	51508L103	3,044	104740	SH	 	SOLE	 	19214	 	85526
MDC HOLDINGS		COM	552676108	9,522	110163	SH	 	SOLE	 	19885	 	90278
MENS WEARHOUSE		COM	587118100	3,955	123756	SH	 	SOLE	 	22603	 	101153
MERITAGE HOMES		COM	59001A102	6,099	54114	SH	 	SOLE	 	9849	 	44265
MESA AIRLINES		COM	590479101	2,887	363658	SH	 	SOLE	 	66222	 	297436
MONACO COACH		COM	60886R103	2,898	140877	SH	 	SOLE	 	25667	 	115210
NAVIGATORS GROUP	COM	638904102	3,167	105179	SH	 	SOLE	 	19213	 	85966
OMI CORP.		COM	Y6476W104	6,277	372495	SH	 	SOLE	 	67864	 	304631
ORIENTAL FINL		COM	68618W100	3,402	120156	SH	 	SOLE	 	21902	 	98254
PACIFICARE		COM	695112102	5,676	100416	SH	 	SOLE	 	18335	 	82081
PARTNERRE LTD.		COM	G6852T105	2,967	47903	SH	 	SOLE	 	8718	 	39185
PLATINUM UNDRWRT	COM	G7127P100	2,912	93628	SH	 	SOLE	 	17028	 	76600
PULTE HOMES INC		COM	745867101	5,167	80981	SH	 	SOLE	 	14562	 	66419
R&G FINANCIAL CORP	COM	749136107	4,589	118028	SH	 	SOLE	 	21284	 	96744
REGIS CORP.		COM	758932107	4,415	95672	SH	 	SOLE	 	17526	 	78146
SELECT MEDIC CORP	COM	816196109	4,096	232750	SH	 	SOLE	 	42465	 	190285
SKYWEST INC.		COM	830879102	3,416	170295	SH	 	SOLE	 	30977	 	139318
STANCORP FINANCIAL	COM	852891100	3,564	43199	SH	 	SOLE	 	7829	 	35370
STANDARD PACIFIC	COM	85375C101	7,416	115615	SH	 	SOLE	 	20916	 	94699
STEEL DYNAMICS		COM	858119100	3,515	92798	SH	 	SOLE	 	16848	 	75950
STEEL TECH		COM	858147101	4,143	150610	SH	 	SOLE	 	27500	 	123110
STEINER LEISURE		COM	P8744Y102	5,403	180817	SH	 	SOLE	 	33000	 	147817
TRIAD HOSPITALS		COM	89579K109	2,117	56889	SH	 	SOLE	 	10380	 	46509
TSAKOS ENERGY		COM	G9108L108	3,365	94014	SH	 	SOLE	 	17141	 	76873
WORTHINGTON INDS	COM	981811102	3,194	163105	SH	 	SOLE	 	29685	 	133420
YELLOW RDWAY CORP	COM	985577105	4,813	86402	SH	 	SOLE	 	15755	 	70647

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